OTHER ACCOUNTS RECEIVABLE AND PREPAID EXPENSES (Details) - USD ($) $ in Thousands	Dec. 31, 2017	Dec. 31, 2016
Receivables [Abstract]
Government authorities	$ 274	$ 278
Prepaid expenses	35	37
Lease deposits	4	4
Others	21	24
Total	$ 334	$ 343